Changes in Accounting Standards	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Changes in Accounting Standards

4. Changes in Accounting Standards
Application of New and Revised Accounting Standards
We have adopted the amendments to IAS 1 Presentation of Financial Statements regarding the disclosure of material accounting policies, amendments to IAS 8 Changes in Accounting Estimates and Errors regarding the definition of accounting estimates, and amendments to IAS 12 Income Taxes regarding deferred tax related to assets and liabilities arising from a single transaction, which were effective for annual periods beginning on or after January 1, 2023. In addition, we have adopted the amendments to IAS 12 Income Taxes regarding relief from deferred tax accounting for top-up tax under Pillar Two, which was effective from May 23, 2023 onwards. These amendments did not have a material impact on the Company.
Accounting Standards Issued but Not Yet Applied
Presentation of Financial Statements (Amendments to IAS 1)
The amendments to IAS 1, clarifies the presentation of liabilities. The classification of liabilities as current or non-current is based on contractual rights that are in existence at the end of the reporting period and is affected by expectations about whether an entity will exercise its right to defer settlement. A liability not due over the next twelve months is classified as non-current even if management intends or expects to settle the liability within twelve months. The amendment also introduces a definition of ‘settlement’ to make clear that settlement refers to the transfer of cash, equity instruments, other assets, or services to the counterparty. The amendment issued in October 2022 also clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. Covenants to be compiled with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The implementation of this amendment is not expected to have a material impact on the Company.
There are no other standards or amendments or interpretations to existing standards issued but not yet effective that are expected to have a material impact on the Company.